Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other current liabilities
Professional service fee		¥ 5,741	¥ 10,238
Online promotional expense payables		28,595	9,554
Software purchases payables		0	2,760
Tickets printing&delivery payables		1,271	2,450
Advertising expenses		1,798	8,611
Others		3,508	2,813
Total	$ 5,877	¥ 40,913	¥ 36,426